Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 955,136	$ 1,038,661	$ 154,527
Short-term investments	39,069	0	0
Accounts receivable, net	181,769	189,235	285,241
Costs and estimated earnings in excess of billings on uncompleted contracts	0	0	14,036
Inventory	510,518	376,150	77,112
Prepaid expenses and other current assets	7,778	27,778	34,000
Total current assets	1,694,270	1,631,824	564,916
Equipment, net	8,689	4,412	3,790
Totals	1,702,959	1,636,236	568,706
Current liabilities:
Accounts payable and accrued expenses	429,351	620,457	464,882
Accrued compensation and related costs	0	140,310	0
Accrued interest	0	554	69,075
Related party accrued expenses	0	47,363	35,226
Short-term notes payable	10,000	51,247	265,000
Related party notes payable	0	0	84,224
Billings in excess of costs and estimated earnings on uncompleted contracts	0	1,800	84,078
Deferred revenue	598,494	221,951	89,190
Convertible promissory notes, net of discount of $90,989	0	0	569,011
Derivative conversion option liabilities	0	0	99,261
Warrant liabilities	161,460	112,349	0
Total current liabilities	1,199,305	1,196,031	1,759,947
Stockholders' equity (deficit):
Preferred stock, $0.01 par value, 1,000,000 shares authorized; 0 issued and outstanding at December 31, 2010 and 2009 and September 30, 2011	0	0	0
Common stock, $0.001 par value, 5,000,000 shares authorized; 1,541,000 issued and outstanding at December 31, 2010, 848,167 issued and outstanding at December 31, 2009 and 1,781,000 issued and outstanding at September 30, 2011	178	1,541	848
Additional paid-in capital	4,999,600	3,799,840	921,443
Accumulated deficit	(4,497,727)	(3,361,176)	(2,113,532)
Total stockholders' equity (deficit)	503,654	440,205	(1,191,241)
Totals	$ 1,702,959	$ 1,636,236	$ 568,706